Share-Based Payment	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Share-Based Payment

Note 16: Share-Based Payment

As a result of the Liberty Transaction completed on November 19, 2009, DIRECTV assumed share based payment awards granted under plans of both the DIRECTV Group and LEI. See Note 4 for additional information regarding the Liberty Transaction.

Under The DIRECTV Group, Inc. Amended and Restated 2004 Stock Plan, or the DIRECTV Plan, as approved by DIRECTV Group stockholders on June 5, 2007, shares, rights or options to acquire up to 21 million shares of common stock plus the number of shares that were granted under a former plan but which, after December 22, 2003 are forfeited, expire or are canceled without the delivery of shares of common stock or otherwise result in the return of such shares to us, were authorized for grant through June 4, 2017, subject to the approval of the Compensation Committee of our Board of Directors.

As part of the Liberty Transaction on November 19, 2009, we assumed the Liberty Entertainment Transitional Stock Plan, or the LEI Plan. Under the LEI Plan, we assumed 16.7 million stock options and stock appreciation rights, or SARs, and issued 1.1 million shares of Class A common stock to holders of restricted stock units issued under the LEI Plan. We are authorized to issue shares, rights or options to acquire up to 21 million shares of common stock under the LEI Plan. Equity instruments from the LEI Plan that are forfeited, expire or are canceled without the delivery of shares of common stock or otherwise result in the return of such shares to us will be authorized for grant subject to the approval of the Compensation Committee of our Board of Directors.

Under both the DIRECTV Plan and the LEI Plan, we issue new shares of our Class A common stock when restricted stock units are distributed and when stock options are exercised.

Restricted Stock Units

The Compensation Committee has granted restricted stock units under our stock plans to certain of our employees and executives. Annual awards are mostly performance based, vest over three years and provide for final payments in shares of our Class A common stock. Final payment can be reduced or increased from the target award amounts based on our performance over a three-year performance period in comparison with pre-established targets. We determine the fair value of restricted stock units based on the closing stock price of our Class A common shares on the date of grant.

Changes in the status of outstanding restricted stock units were as follows:

	Stock Units	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2011	8,217,559	$25.74
Granted	2,387,908	41.14
Vested and distributed	(2,723,303)	23.40
Forfeited	(286,272)	33.05
Nonvested at December 31, 2011	7,595,892	$31.35
Vested and expected to vest at December 31, 2011	7,374,625	$31.35

The weighted average grant-date fair value of restricted stock units granted during the year ended December 31, 2010 was $30.83. The weighted average grant-date fair value of restricted stock units granted during the year ended December 31, 2009 was $21.57.

The total fair value of restricted stock units vested and distributed was $125 million during the year ended December 31, 2011, $81 million during the year ended December 31, 2010 and $52 million during the year ended December 31, 2009.

Stock Options

The Compensation Committee has also granted stock options to acquire our Class A common stock under our stock plans to certain of our employees and executives. The exercise price of options granted is equal to at least 100% of the fair market value of the common stock on the date the options were granted. These nonqualified options generally vest over one to five years, expire seven to ten years from date of grant and are subject to earlier termination under certain conditions.

Changes in the status of outstanding options were as follows:

	Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in millions)
Outstanding at January 1, 2011	4,552,677	$23.41
Exercised	(1,156,494)	23.26
Forfeited or expired	(31,673)	45.48
Outstanding at December 31, 2011	3,364,510	$23.21	6.4	$66
Vested and expected to vest at December 31, 2011	3,364,510	$23.21	6.4	$66
Exercisable at December 31, 2011	3,027,477	$22.04	6.2	$63

The total intrinsic value of options exercised was $24 million during the year ended December 31, 2011, $221 million during the year ended December 31, 2010 and $144 million during the year ended December 31, 2009, based on the intrinsic value of individual awards on the date of exercise.

The following table presents the estimated weighted average fair value as of November 19, 2009 of the 16.7 million stock options and stock appreciation rights assumed under the LEI Plan as part of the Liberty Transaction using the Black-Scholes valuation model, along with the assumptions used in the fair value calculations. Expected stock volatility is based primarily on the historical volatility of our common stock. The risk-free rate for periods within the contractual lives of the options are based on the U.S. Treasury yield curve in effect at the time of grant. The expected option life is based on historical exercise behavior, the contractual life of the awards, and other factors.

November 19, 2009
Average estimated fair value per equity instrument assumed	$14.17
Average exercise price per equity instrument assumed	$18.90
Expected stock volatility	24.7%
Range of risk-free interest rates	0.16 - 2.87%
Range of expected option lives (in years)	0.7 - 7.5

The intrinsic value of awards assumed under the LEI Plan which were exercised was $8 million during the year ended December 31, 2011, $145 million during the year ended December 31, 2010 and $87 million during the year ended December 31, 2009.

The holders of the majority of the equity instruments assumed as a result of the Liberty Transaction did not become DIRECTV employees or directors. Accordingly, we recognize those equity instruments as a liability that is subject to fair value measurement at each reporting date pursuant to accounting rules for non-employee awards. We include that liability within “Other liabilities and deferred credits” in our Consolidated Balance Sheets. Of the 16.7 million equity instruments assumed on November 19, 2009, 8.8 million were held by persons other than employees or directors. As of December 31, 2010, there were 1.0 million non-employee awards outstanding with a fair value of approximately $22 million. As of December 31, 2011, 0.6 million non-employee awards remained outstanding with a fair value of approximately $15 million. We recorded net losses of $4 million during the year ended December 31, 2011 and $11 million during the year ended December 31, 2010 to “Other, net” in the Consolidated Statements of Operations for gains and losses recognized for exercised options and the adjustment of the liability to fair value. We recorded a net loss of $6 million during the year ended December 31, 2009 to “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations for gains and losses recognized for exercised options and the adjustment of the liability to fair value.

The following table presents the estimated weighted average fair value as of December 31, 2011, 2010 and 2009 for the equity instruments issued to persons other than employees and directors carried as a liability using the Black-Scholes valuation model along with the assumptions used in the fair value calculations. Expected stock volatility is based primarily on the historical volatility of our common stock. The risk-free rate for periods within the contractual lives of the options are based on the U.S. Treasury yield curve in effect at the time of grant. The expected option life is based on the contractual life of the awards.

	December 31, 2011	December 31, 2010	December 31, 2009
Average estimated fair value per equity instrument assumed	$26.63	$22.52	$15.19
Average exercise price per equity instrument assumed	$16.51	$19.34	$20.06
Expected stock volatility	27.5%	26.5%	25.2%
Range of risk-free interest rates	0.06 - .83%	0.07 - 2.01%	0.19 - 3.34%
Range of expected option lives (in years)	0.5 - 5.4	0.1 - 6.4	0.6 - 7.4

The following table presents the estimated weighted average fair value for the 1.0 million stock options granted during the year ended December 31, 2010 under the DIRECTV Plan using the Black-Scholes valuation model along with the assumptions used in the fair value calculations. Expected stock volatility is based primarily on the historical volatility of our common stock. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected option life is based on historical exercise behavior and other factors.

2010
Estimated fair value per option granted	$12.36
Average exercise price per option granted	$33.74
Expected stock volatility	26.9%
Risk-free interest rate	3.35%
Expected option life (in years)	7.0

There were no stock options granted under the DIRECTV Plan during the years ended December 31, 2011 and December 31, 2009.

The following table presents amounts recorded related to share-based compensation:

	For the Years Ended December 31,
	2011	2010	2009
	(Dollars in Millions)
Share-based compensation expense recognized	$103	$82	$55
Tax benefits associated with share-based compensation expense	40	31	21
Actual tax benefits realized for the deduction of share-based compensation expense	54	60	42
Proceeds received from stock options exercised	—	38	35

As of December 31, 2011, there was $98 million of total unrecognized compensation expense related to unvested restricted stock units and stock options that we expect to recognize as follows: $71 million in 2012 and $27 million in 2013.

Beginning in 2009, we implemented a net exercise plan pursuant to which we only issue new shares in connection with employee option exercises equal to the intrinsic value of the exercised award on the exercise date reduced by the amount of statutory employee withholding taxes and divided by the current market price of the our common stock. As a result, we no longer receive cash in connection with the exercise of most stock options, but rather issue significantly fewer shares. In addition, the company is required to pay the employee withholding taxes to taxing authorities, the cash payments for which are reported in “Taxes paid in lieu of shares issued for share-based compensation” in the Consolidated Statements of Cash Flows.